Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)	USD ($)	Capital stock [member] MXN ($)	Legal reserve [member] MXN ($)	Retained earnings [member] MXN ($)	Unrealized (loss) gain on equity investment at fair value [member] MXN ($)	Re-measurements of defined benefit plans [member] MXN ($)	Cumulative translation adjustment [member] MXN ($)	Revaluation surplus [member] MXN ($)	Total equity attributable to equity holders of the parent [member] MXN ($)	Non- controlling interests [member] MXN ($)
Beginning balance (Effect of adoption of new accounting standards [member]) at Dec. 31, 2017	$ 20,116,789				$ 19,598,349					$ 19,598,349	$ 518,440
Beginning balance (Restated balance [member]) at Dec. 31, 2017	280,750,306		$ 96,338,508	$ 358,440	190,327,507	$ (6,047,296)	$ (75,080,656)	$ 7,866,158		213,762,661	66,987,645
Beginning balance at Dec. 31, 2017	260,633,517		96,338,508	358,440	170,729,158	(6,047,296)	(75,080,656)	7,866,158		194,164,312	66,469,205
Net profit for the year	54,516,823				52,566,197					52,566,197	1,950,626
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	(3,765,688)					(3,765,688)				(3,765,688)
Remeasurement of defined benefit plan, net of deferred taxes	757,278						652,722			652,722	104,556
Effect of translation of foreign entities	(64,314,032)							(61,223,458)		(61,223,458)	(3,090,574)
Total comprehensive (loss) income for the year	(12,805,619)				52,566,197	(3,765,688)	652,722	(61,223,458)		(11,770,227)	(1,035,392)
Dividends declared	(22,984,982)				(21,134,520)					(21,134,520)	(1,850,462)
Hyperinflation adjustment	15,826,934				15,826,934					15,826,934
Repurchase of shares	(518,763)		(130)		(518,633)					(518,763)
Redemption of hybrid bond	(13,440,120)										(13,440,120)
Other acquisitions of non-controlling interests	(955,334)				(170,440)					(170,440)	(784,894)
Ending balance at Dec. 31, 2018	245,872,422		96,338,378	358,440	236,897,045	(9,812,984)	(74,427,934)	(53,357,300)		195,995,645	49,876,777
Net profit for the year	70,313,455				67,730,891					67,730,891	2,582,564
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	883,408					883,408				883,408
Remeasurement of defined benefit plan, net of deferred taxes	(29,535,672)						(29,153,554)			(29,153,554)	(382,118)
Effect of translation of foreign entities	(35,536,252)							(34,010,066)		(34,010,066)	(1,526,186)
Total comprehensive (loss) income for the year	6,124,939				67,730,891	883,408	(29,153,554)	(34,010,066)		5,450,679	674,260
Dividends declared	(24,580,113)				(23,106,823)					(23,106,823)	(1,473,290)
Repurchase of shares	(427,328)		(116)		(427,212)					(427,328)
Other acquisitions of non-controlling interests	(83,055)				(2,214)					(2,214)	(80,841)
Ending balance at Dec. 31, 2019	226,906,865		96,338,262	358,440	281,091,687	(8,929,576)	(103,581,488)	(87,367,366)		177,909,959	48,996,906
Net profit for the year	51,026,957				46,852,605					46,852,605	4,174,352
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	(1,952,414)	$ (98)				(1,952,414)				(1,952,414)
Remeasurement of defined benefit plan, net of deferred taxes	(10,299,558)	(516)					(10,026,454)			(10,026,454)	(273,104)
Effect of translation of foreign entities	(11,515,297)							(13,558,774)		(13,558,774)	2,043,477
Revaluation surplus, net of deferred taxes	77,230,031								$ 64,835,155	64,835,155	12,394,876
Total comprehensive (loss) income for the year	104,489,719	5,237			46,852,605	(1,952,414)	(10,026,454)	(13,558,774)	64,835,155	86,150,118	18,339,601
Dividends declared	(27,021,864)				(25,161,564)					(25,161,564)	(1,860,300)
Stock dividend	17,058,657		4,650		17,054,007					17,058,657
Repurchase of shares	(5,211,097)		(1,217)		(5,209,880)					(5,211,097)
Other acquisitions of non-controlling interests	(1,104,662)				(267,270)					(267,270)	(837,392)
Ending balance at Dec. 31, 2020	$ 315,117,618	$ 15,797	$ 96,341,695	$ 358,440	$ 314,359,585	$ (10,881,990)	$ (113,607,942)	$ (100,926,140)	$ 64,835,155	$ 250,478,803	$ 64,638,815